Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

Basis of presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial reporting and as required by Regulation S-X, Rule 10-01. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the interim periods ended September 30, 2015 and 2014 are not necessarily indicative of the results that may be expected for any other interim period or for the full year. The condensed interim financial statements should be read in conjunction with the audited financial statements and notes as of and for the year ended December 31, 2014.

Initial Public Offering

Initial Public Offering

In May 2015, the Company closed an initial public offering ("IPO") of its common stock, which resulted in the sale of 6,670,000 shares of its common stock at a public offering price of $12.00 per share, including 870,000 shares of common stock upon the exercise by the underwriters of their option to purchase additional shares at the public offering price. The Company received proceeds from the IPO of approximately $72,029, after deducting underwriting discounts, commissions and expenses payable by the Company.

In connection with preparing for the IPO, the Company's Board of Directors and shareholders approved a one-for-6.9 reverse stock split of the Company's common stock. The reverse stock split became effective in April 2015. All share and per share amounts in the condensed interim financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital. In connection with the closing of the IPO, all of the Company's outstanding convertible preferred stock automatically converted to common stock in May 2015, resulting in an additional 12,591,456 shares of common stock of the Company becoming outstanding. The significant increase in common stock outstanding in May 2015 is expected to impact the year-over-year comparability of the Company's net loss per share calculations in future periods.

Initial Public Offering Costs

The Company defers direct incremental costs attributable to the initial public offering ("IPO") of its common stock. These costs represent legal, accounting and other direct costs related to the Company's efforts to raise capital through a public sale of its common stock. Future costs will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If the Company terminates its plan for an IPO or delays such plan for more than 90 days, any costs deferred will be expensed immediately. As of December 31, 2014, IPO costs were $233 and are included in prepaid expenses and other assets in the balance sheet.

Subsequent Events

Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Through November 12, 2015, the Company has concluded that no subsequent events have occurred that require disclosure, except as described in Note 9.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

Earnings (loss) per common share is calculated using the two-class method, which is an earnings allocation formula that determines earnings (loss) per share for the holders of the Company's common shares and participating securities. All series of preferred stock contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Earnings available to common shareholders and participating convertible redeemable preferred shares is allocated first to the preferred stock based upon the distribution criteria in the Company's Articles of Incorporation then the remainder to the common shareholders. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted earnings per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates earnings first to preferred shareholders based on dividend rights and then to common and preferred shareholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted earnings (loss) gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, convertible redeemable preferred stock and the potential issuance of stock upon the conversion of the Company's convertible notes. Common stock equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effect is antidilutive.

Net loss per Common Share

Basic net loss per common share is calculated by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common shareholders by the weighted-average number of shares of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, stock options, warrants, redeemable convertible preferred stock and unvested restricted stock are considered potentially dilutive securities. Because the Company has reported a net loss for the twelve months ended December 31, 2013 and 2014, diluted net loss per common share is the same as basic net loss per common share for those periods.

Diluted earnings per share is computed using the more dilutive of (i) the two-class method, or (ii) the if-converted method. The Company allocates earnings first to preferred shareholders based on dividend rights and then to common and preferred shareholders based on ownership interests. The weighted-average number of common shares included in the computation of diluted earnings (loss) gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, convertible redeemable preferred stock and the potential issuance of stock upon the conversion of the Company's convertible notes. Common stock equivalent shares are excluded from the computation of diluted earnings (loss) per share if their effect is antidilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board ("FASB"), issued Accounting Standards Update ("ASU"), No. 2014-09, which amends the guidance for accounting for revenue from contracts with customers. This ASU supersedes the revenue recognition requirements in Accounting Standards Codification ("ASC"), Topic 605, Revenue Recognition, and creates a new Topic 606, Revenue from Contracts with Customers. Two adoption methods are permitted: retrospectively to all prior reporting periods presented, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially adopting the ASU recognized at the date of initial application. On August 12, 2015, the FASB issued ASU No. 2015-14, which defers the effective date of ASU No. 2014-09 by one year to December 15, 2017 for annual reporting periods beginning after that date, including interim periods within those periods. The FASB also approved permitting early adoption of the standard, but not before the original effective date of December 15, 2016. The Company has not yet determined which adoption method it will utilize or the effect that the adoption of this guidance will have on its financial statements.

In July 2015, the FASB issued ASU No. 2015-11, which amends existing guidance for measurement of inventory. Current inventory guidance requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments do not apply to inventory that is measured using last-in, first-out (LIFO) or the retail inventory method. The amendments apply to all other inventory, which includes inventory that is measured using first-in, first-out or average cost. An entity should measure all inventory to which the amendments apply at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The amendments in the ASU No. 2015-11 more closely align the measurement of inventory pursuant to GAAP with the measurement of inventory pursuant to International Financial Reporting Standards. The amendments are effective for fiscal years beginning after December 15, 2016, and interim periods within fiscal years beginning after December 15, 2017. The amendments should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The Company does not expect the adoption of this guidance to have a material impact on its condensed financial statements.

Recently Issued Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board ("FASB") issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exist. ASU 2013-11 amends the presentation requirements of ASC 740 and requires an unrecognized tax benefit to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, similar tax loss, or a tax credit carryforward. To the extent the tax benefit is not available at the reporting date under the governing tax law or if the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented as a liability and not combined with deferred tax assets. This ASU is effective for annual periods, and interim periods within those years, beginning after December 15, 2013, which is fiscal 2014 for the Company. The amendments are to be applied to all unrecognized tax benefits that exist as of the effective date and may be applied retrospectively to each prior reporting period presented. The adoption of ASU 2013-11 did not have a material impact on the Company's financial position or results of operations.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. This ASU is effective for annual reporting periods beginning after December 15, 2016 and early adoption is not permitted. Accordingly, the Company will adopt this ASU on January 1, 2017. Management does not believe the adoption of this ASU will have a material impact on the Company's financial condition, results of operations or cash flows.

In June 2014, the FASB issued ASU No. 2014-12, Compensation — Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. ASU 2014-12 applies to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target (for example, an initial public offering or a profitability target) could be achieved and still be eligible to vest in the award if and when the performance target is achieved. The standard is required to be adopted by public business entities in annual periods beginning on or after December 15, 2015 and interim periods within those annual periods. The Company plans to implement this standard in the first quarter of fiscal year 2016 and is currently evaluating the potential impact of this new guidance on its financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern. ASU 2014-15 requires management to evaluate, at each annual or interim reporting period, whether there are conditions or events that exist that raise substantial doubt about an entity's ability to continue as a going concern within one year after the date the financial statements are issued and provide related disclosures. ASU 2014-15 is effective for annual periods ending after December 15, 2016 and earlier application is permitted. The adoption of ASU 2014-15 is not expected to have a material effect on the Company's financial statements or disclosures.

In November 2014, the FASB issued ASU No. 2014-16, Derivatives and Hedging (Topic 815) — Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity. This ASU was issued to clarify how current U.S. generally accepted accounting principles should be interpreted in evaluating the economic characteristics and risk of a host contract in a hybrid financial instrument that is issued in the form of a share. In addition, this ASU was issued to clarify that in evaluating the nature of a host contract, an entity should assess the substance of the relevant terms and features (that is, the relative strength of the debt-like or equity-like terms and features given the facts and circumstances) when considering how to weight those terms and features. The effects of initially adopting this ASU should be applied on a modified retrospective basis to existing hybrid financial instruments issued in a form of a share as of the beginning of the fiscal year for which the amendments are effective. Retrospective application is permitted to all relevant prior periods. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption in an interim period is permitted. The Company is currently evaluating the impact of the adoption of this ASU on its financial statements.